Quarterly Holdings Report
for

Fidelity® Founders Fund

July 31, 2020

RFFF-QTLY-0920
1.9892520.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Entertainment - 2.7%
Netflix, Inc. (a)	1,982	$968,960
Sea Ltd. ADR (a)	3,851	470,592
Spotify Technology SA (a)	2,289	590,150
		2,029,702
Interactive Media & Services - 7.8%
Alphabet, Inc. Class C (a)	1,729	2,564,038
Facebook, Inc. Class A (a)	10,504	2,664,550
Tencent Holdings Ltd. sponsored ADR	9,436	646,272
		5,874,860

TOTAL COMMUNICATION SERVICES		7,904,562

CONSUMER DISCRETIONARY - 20.7%
Diversified Consumer Services - 0.5%
Arco Platform Ltd. Class A (a)	8,056	350,839
Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc. Class A	6,674	559,448
Monarch Casino & Resort, Inc. (a)	1,376	49,797
		609,245
Household Durables - 3.3%
D.R. Horton, Inc.	11,066	732,127
Garmin Ltd.	1,944	191,659
Lennar Corp. Class A	14,987	1,084,309
Toll Brothers, Inc.	11,930	455,726
		2,463,821
Internet & Direct Marketing Retail - 14.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,883	2,480,831
Amazon.com, Inc. (a)	1,472	4,658,404
JD.com, Inc. sponsored ADR (a)	12,181	777,026
MercadoLibre, Inc. (a)	559	628,663
Ocado Group PLC (a)	17,574	472,280
Pinduoduo, Inc. ADR (a)	16,397	1,505,245
Revolve Group, Inc. (a)(b)	5,000	81,850
Wayfair LLC Class A (a)	146	38,849
		10,643,148
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	4,968	463,763
Textiles, Apparel & Luxury Goods - 1.4%
Aritzia LP (a)	38,775	513,256
LVMH Moet Hennessy Louis Vuitton SE	522	226,988
Moncler SpA	8,784	337,316
		1,077,560

TOTAL CONSUMER DISCRETIONARY		15,608,376

CONSUMER STAPLES - 3.8%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)(b)	839	679,959
Monster Beverage Corp. (a)	12,894	1,011,921
		1,691,880
Food & Staples Retailing - 0.1%
Zur Rose Group AG (a)	200	55,218
Food Products - 0.8%
Beyond Meat, Inc. (a)(b)	4,789	602,935
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	2,634	520,320

TOTAL CONSUMER STAPLES		2,870,353

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Hess Corp.	5,655	278,283
Pioneer Natural Resources Co.	1,964	190,351
		468,634
FINANCIALS - 5.8%
Banks - 0.6%
First Republic Bank	3,879	436,310
Capital Markets - 3.9%
BlackRock, Inc. Class A	1,422	817,664
EQT AB	2,769	64,650
MarketAxess Holdings, Inc.	909	469,680
Morningstar, Inc.	3,703	622,252
The Blackstone Group LP	4,442	236,670
Tradeweb Markets, Inc. Class A	2,380	128,687
XP, Inc. Class A (a)	12,799	595,154
		2,934,757
Consumer Finance - 0.5%
Capital One Financial Corp.	6,387	407,491
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	2,256	441,680
Insurance - 0.2%
BRP Group, Inc. (a)	7,311	127,577
GoHealth, Inc. (a)	400	7,100
		134,677

TOTAL FINANCIALS		4,354,915

HEALTH CARE - 18.8%
Biotechnology - 6.8%
Acceleron Pharma, Inc. (a)	812	80,526
Argenx SE ADR (a)	3,849	885,770
Ascendis Pharma A/S sponsored ADR (a)	784	107,886
Black Diamond Therapeutics, Inc. (a)	971	27,013
Blueprint Medicines Corp. (a)	1,232	90,158
Neurocrine Biosciences, Inc. (a)	3,088	371,672
Poseida Therapeutics, Inc. (a)	400	5,192
Regeneron Pharmaceuticals, Inc. (a)	3,592	2,270,395
Seattle Genetics, Inc. (a)	2,264	376,435
Vertex Pharmaceuticals, Inc. (a)	3,399	924,528
		5,139,575
Health Care Equipment & Supplies - 7.6%
Danaher Corp.	9,329	1,901,250
Genmark Diagnostics, Inc. (a)	8,583	153,292
Hologic, Inc. (a)	15,534	1,083,963
Masimo Corp. (a)	4,643	1,022,017
Penumbra, Inc. (a)	3,159	701,014
ResMed, Inc.	4,214	853,377
		5,714,913
Health Care Providers & Services - 1.6%
Andlauer Healthcare Group, Inc.	3,195	90,093
UnitedHealth Group, Inc.	3,720	1,126,342
		1,216,435
Health Care Technology - 1.5%
Inspire Medical Systems, Inc. (a)	2,000	198,720
Phreesia, Inc.	3,017	90,691
Veeva Systems, Inc. Class A (a)	3,215	850,593
		1,140,004
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)(b)	5,742	564,841
Bruker Corp.	8,728	389,443
		954,284
Pharmaceuticals - 0.0%
Royalty Pharma PLC	900	38,745

TOTAL HEALTH CARE		14,203,956

INDUSTRIALS - 4.3%
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	2,278	170,896
Airlines - 0.4%
Southwest Airlines Co.	9,843	304,050
Commercial Services & Supplies - 1.7%
Cintas Corp.	2,537	765,844
Copart, Inc. (a)	4,296	400,602
Waste Connection, Inc. (United States)	1,016	104,008
		1,270,454
Machinery - 0.7%
Fortive Corp.	2,946	206,780
PACCAR, Inc.	3,632	309,011
		515,791
Professional Services - 0.9%
CoStar Group, Inc. (a)	779	661,963
Road & Rail - 0.4%
Lyft, Inc. (a)	5,458	159,537
Uber Technologies, Inc. (a)	6,039	182,740
		342,277

TOTAL INDUSTRIALS		3,265,431

INFORMATION TECHNOLOGY - 28.9%
IT Services - 6.9%
Adyen BV (a)(c)	719	1,200,123
Black Knight, Inc. (a)	4,289	321,332
EPAM Systems, Inc. (a)	1,565	453,975
Euronet Worldwide, Inc. (a)	2,269	218,142
GoDaddy, Inc. (a)	7,138	501,659
MongoDB, Inc. Class A (a)	963	220,604
Shift4 Payments, Inc.	1,080	41,364
Square, Inc. (a)	3,218	417,857
Twilio, Inc. Class A (a)	459	127,336
VeriSign, Inc. (a)	3,745	792,742
Wix.com Ltd. (a)	2,974	863,888
		5,159,022
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	3,887	446,422
NVIDIA Corp.	4,477	1,900,889
SolarEdge Technologies, Inc. (a)	2,024	354,402
Universal Display Corp.	1,121	195,558
		2,897,271
Software - 18.2%
Adobe, Inc. (a)	4,556	2,024,322
Atlassian Corp. PLC (a)	1,548	273,454
BlackLine, Inc. (a)	2,010	178,709
Cloudflare, Inc. (a)	2,167	90,191
Crowdstrike Holdings, Inc. (a)	3,171	358,957
Datadog, Inc. Class A (a)	476	44,677
DocuSign, Inc. (a)	3,191	691,905
HubSpot, Inc. (a)	1,847	433,325
Intuit, Inc.	2,007	614,885
LivePerson, Inc. (a)	8,475	364,256
Microsoft Corp.	20,371	4,176,259
nCino, Inc. (a)	200	15,820
Paylocity Holding Corp. (a)	3,061	407,725
RingCentral, Inc. (a)	1,925	558,770
Salesforce.com, Inc. (a)	9,440	1,839,384
Slack Technologies, Inc. Class A (a)	8,132	240,301
SurveyMonkey (a)	5,351	128,317
Tenable Holdings, Inc. (a)	4,900	166,257
The Trade Desk, Inc. (a)	664	299,676
Workday, Inc. Class A (a)	1,813	328,008
Zendesk, Inc. (a)	1,800	164,070
Zoom Video Communications, Inc. Class A (a)	1,383	351,158
		13,750,426

TOTAL INFORMATION TECHNOLOGY		21,806,719

MATERIALS - 2.8%
Metals & Mining - 2.8%
Barrick Gold Corp.	70,763	2,045,758
Steel Dynamics, Inc.	1,446	39,635
		2,085,393
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	1,544	274,137
Crown Castle International Corp.	7,676	1,279,589
Simon Property Group, Inc.	3,683	229,635
		1,783,361
TOTAL COMMON STOCKS
(Cost $59,308,214)		74,351,700

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Yanka Industries, Inc. Series E (d)(e)
(Cost $30,005)	2,484	30,005

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.14% (f)	836,987	837,238
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	1,314,144	1,314,275
TOTAL MONEY MARKET FUNDS
(Cost $2,151,448)		2,151,513
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $61,489,667)		76,533,218
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,163,626)
NET ASSETS - 100%		$75,369,592

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,200,123 or 1.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,005 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Yanka Industries, Inc. Series E	5/15/20	$30,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$430
Fidelity Securities Lending Cash Central Fund	656
Total	$1086

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.